Property and Equipment - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	$ 21,807	$ 11,734	$ 6,407
Costs of services
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	14,094	9,055	4,752
Research and development
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	5,819	1,040	821
Selling and marketing
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	3	0	0
General and administrative
Property, Plant and Equipment [Line Items]
Total depreciation and amortization expenses	$ 1,891	$ 1,639	$ 834